Sales Incentives (Tables)	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Sales Deductions and Product Returns

The following tables summarize the activities for sales deductions and product returns for the years ended March 31, 2019, 2018, and 2017:

For the year ended March 31, 2019
	Beginning balance	Provision recorded for current period sales (1)	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(116,632)	$(1,086,800)	$1,093,669	$(109,763)
Rebates and Other	(133,221)	(377,568)	397,132	(113,657)
Total	$(249,853)	$(1,464,368)	$1,490,801	$(223,420)

Current Liabilities
Returns	$(70,865)	$(38,247)	$45,294	$(63,818)
Other (2)	(40,968)	(64,405)	71,876	(33,497)
Total	$(111,833)	$(102,652)	$117,170	$(97,315)

For the year ended March 31, 2018
	Beginning balance	Provision recorded for current period sales (1)	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(112,071)	$(1,107,353)	$1,102,792	$(116,632)
Rebates and Other	(193,255)	(432,060)	492,094	(133,221)
Total	$(305,326)	$(1,539,413)	$1,594,886	$(249,853)

Current Liabilities
Returns	$(82,494)	$(49,265)	$60,894	$(70,865)
Other (2)	(43,370)	(60,677)	63,079	(40,968)
Total	$(125,864)	$(109,942)	$123,973	$(111,833)

For the year ended March 31, 2017
	Beginning balance	Provision recorded for current period sales (1)	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(126,729)	$(1,153,406)	$1,168,064	$(112,071)
Rebates and Other	(164,670)	(522,791)	494,206	(193,255)
Total	$(291,399)	$(1,676,197)	$1,662,270	$(305,326)

Current Liabilities
Returns	$(93,920)	$(41,871)	$53,297	$(82,494)
Other (2)	(60,428)	(79,372)	96,430	(43,370)
Total	$(154,348)	$(121,243)	$149,727	$(125,864)

(1)	Includes immaterial amounts of reversals of provisions recorded for prior years’ sales.
(2)	Includes Medicaid, indirect rebates, and amounts due to customers.